Stock-Based Compensation - Schedule of Stock-Based Compensation Activity (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 183	$ 185	$ 430	$ 440	$ 900	$ 700
Research and Development
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	31	61	112	175
General and Administrative
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 152	$ 124	$ 318	$ 265